VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Summary of Vessels and Equipment, Net
Movements in the six months ended June 30, 2021 for vessels and equipment, net is summarized as follows:

(in thousands of $)	Vessels and equipment	Dry docks	Total
Cost
At December 31, 2020	1,919,441	25,000	1,944,441
Additions	347	—	347
Newbuildings	547,926	7,500	555,426
Disposals	—	—	—
At June 30, 2021	2,467,714	32,500	2,500,214

Accumulated depreciation
At December 31, 2020	(80,370)	(7,610)	(87,980)
Charge	(30,369)	(2,989)	(33,358)
Disposals	—	—	—
At June 30, 2021	(110,739)	(10,599)	(121,338)

Net book value
At December 31, 2020	1,839,071	17,390	1,856,461
At June 30, 2021	2,356,975	21,901	2,378,876